Exhibit 99.1

GM Financial Automobile Leasing Trust 2017-3
2.84% Exchange Note
Class A-1 1.35000% Asset Backed Notes
Class A-2A 1.72% Asset Backed Notes
Class A-2B Floating Asset Backed Notes
Class A-3 2.01% Asset Backed Notes
Class A-4 2.12% Asset Backed Notes
Class B 2.40% Asset Backed Notes
Class C 2.73% Asset Backed Notes
Class D 2.83% Asset Backed Notes
Servicer’s Certificate

Beginning of Period:	03/01/19
End of Period:	03/31/19
Number of days in Interest Period (Actual/360):	33
Number of days in Collection Period:	31
Report Due Date:	04/18/19
Distribution Date:	04/22/19
Transaction Month:	19

2017-3				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	45,285	08/01/2017	09/20/2017	$1,090,137,186

Total	45,285			$1,090,137,186

RECONCILIATION OF 2017-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$683,613,435

{2}	Reduction in Agg. Securitization Value due to payments	{2}	9,059,130
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	1,442,894
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	35,292,610
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	45,794,634

{7}	End of period Aggregate Securitization Value		{7}	$637,818,801

{8}	Pool Factor		{8}	58.508123%

RECONCILIATION OF 2017-3 EXCHANGE NOTE
{9}	Original Exchange Note Balance	{9}	$1,053,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$646,476,249

{11}	Exchange Note Principal Payment Amount	{11}	45,794,634

{12}	End of period Exchange Note Balance	{12}	$600,681,615

{13}	Note Pool Factor	{13}	57.044788%

RECONCILIATION OF THE ASSET BACKED NOTES
			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$134,000,000	$200,000,000	$150,000,000	$310,000,000	$84,700,000

{15}	Beginning of period Note Balance	{15}	$0	$28,699,250	$21,524,437	$310,000,000	$84,700,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	26,168,362	19,626,272	0	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$2,530,888	$1,898,165	$310,000,000	$84,700,000

{21}	Note Pool Factor	{21}	0.000000%	1.265444%	1.265443%	100.000000%	100.000000%

			Class B	Class C	Class D	TOTAL
{22}	Original Note Balance	{22}	$47,420,000	$44,100,000	$29,980,000	$1,000,200,000

{23}	Beginning of period Note Balance	{23}	$47,420,000	$44,100,000	$29,980,000	$566,423,687

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	0	45,794,634
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0	0

{28}	End of period Note Balance	{28}	$47,420,000	$44,100,000	$29,980,000	$520,629,053

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	52.052495%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$683,613,435

{31}	Ending Designated Pool Balance	{31}	637,818,801
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	637,818,801

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$45,794,634

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$646,476,249	$0	2.84%	30	30/360	$1,529,994

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2017-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$12,397,405
{37}	Net Liquidation Proceeds collected during period	{37}	38,541,893
{38}	Investment Earnings	{38}	85,455
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(85,455)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	50,939,298

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	569,678
{43}	To the 2017-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	1,529,994
{44}	To the 2017-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	45,794,634
{45}	To the 2017-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46}	To the 2017-3 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	3,044,992

{47}	Total Distributions:		{47}	$50,939,298

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$683,613,435
{49}	Ending Agg. Securitization Value	{49}	637,818,801
{50}	Principal Distributable Amount {48} - {49}		{50}	45,794,634

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	45,794,634

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance			{53}	45,794,634

{54}	Noteholders’ Principal Distributable Amount Lessor of {52} and {53}				{54}	$45,794,634

	Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	1.35%	33	Actual/360	$0
{56}	Class A-2A	$28,699,250	0	1.72%	30	30/360	41,136
{57}	Class A-2B	$21,524,437	0	2.72775%	33	Actual/360	53,821
{58}	Class A-3	$310,000,000	0	2.01%	30	30/360	519,250
{59}	Class A-4	$84,700,000	0	2.12%	30	30/360	149,637
{60}	Class B	$47,420,000	0	2.40%	30	30/360	94,840
{61}	Class C	$44,100,000	0	2.73%	30	30/360	100,328
{62}	Class D	$29,980,000	0	2.83%	30	30/360	70,703

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{63}	2017-3 Exchange Note Collections	{63}	$50,369,620
{64}	Investment Earnings	{64}	0
{65}	Investment Earnings - transferred from Exchange Note Collection Account	{65}	85,455
{66}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	10,471
{67}	Optional Purchase Price	{67}	0
{68}	Indenture Section 5.4 disposition of Collateral	{68}	0
{69}	Available Funds:		{69}	50,465,546

{70}	Reserve Account Withdrawal Amount	{70}	0

{71}	Total Distributable Funds:		{71}	50,465,546

	Distributions:
{72}	To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	41,136
{78}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	53,821
{79}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	519,250
{80}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	149,637
{81}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class B Noteholders’ Interest Distributable Amount	{82}	94,840
{83}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class C Noteholders’ Interest Distributable Amount	{84}	100,328
{85}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Class D Noteholders’ Interest Distributable Amount	{86}	70,703
{87}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88}	Noteholders’ Principal Distributable Amount	{88}	45,794,634
{89}	To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	3,640,572

{96}	Total Distributions:		{96}	$50,465,546

PRINCIPAL PARITY AMOUNT CALCULATION
	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{97}	Class A	$444,923,687	$637,818,801	$0	$49,701,077	$0
{98}	Class B	492,343,687	637,818,801	0	49,606,237	0
{99}	Class C	536,443,687	637,818,801	0	49,505,909	0
{100}	Class D	566,423,687	637,818,801	0	49,435,206	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101}	Excess Total Available Funds			{101}	$3,640,572

{102}	Beginning Note Balance	{102}	566,423,687
{103}	Principal payments through Indenture Section 8.3 (i) through (xv)	{103}	45,794,634
{104}	Pro-Forma Note Balance		{104}	520,629,053

{105}	Ending Aggregate Securitization Value	{105}	637,818,801
{106}	10.75% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,9.75% Thereafter ($117,189,748)	{106}	117,189,748
{107}	Required Pro Forma Note Balance {105} - {106}		{107}	520,629,053

{108}	Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}			{108}	0

{109}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{109}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{110}	Ending Aggregate Securitization Value	{110}	$637,818,801
{111}	End of Period Note Balance	{111}	600,681,615
{112}	Overcollateralization	{112}	37,137,186
{113}	Overcollateralization %		{113}	5.82%

	Asset Backed Notes:
{114}	Ending Aggregate Securitization Value	{114}	637,818,801
{115}	End of Period Note Balance	{115}	520,629,053
{116}	Overcollateralization	{116}	117,189,748
{117}	Overcollateralization %		{117}	18.37%

RECONCILIATION OF 2017-3 CASH RESERVE ACCOUNT
{118}	Specified Reserve Balance		{118}	$5,450,686

{119}	Beginning of Period Reserve Account balance		{119}	$5,450,686
{120}	Investment Earnings	{120}	10,471
{121}	From the Indenture Collection Account, the Reserve Account Required Amount	{121}	0
{122}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{122}	0
{123}	Total Reserve balance available:		{123}	5,461,157

{124}	Specified Reserve Balance		{124}	5,450,686

{125}	Release Excess Cash to Indenture Collection Available Funds		{125}	10,471

{126}	End of period Reserve Account balance		{126}	$5,450,686

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{127}	Receivables with Scheduled Payment delinquent 61 days or more	{127}	$1,886,662	0.30%

{128}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10% )	{128}		Yes

By:	/s/Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	April 17, 2019

GM Financial
GMALT 2017-3
Supplemental Monthly Data
March 31, 2019

	Aggregate Securitization Value	Residual Value
Beginning of Period	$683,613,435	$592,758,643
Change	(45,794,634)	(35,785,689)
End of Period	$637,818,801	$556,972,954
Residual Value as % of Agg. Securitization Value		87.32%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	31,019	630,736,394	98.89%
31 - 60 days	255	5,195,745	0.81%
61 - 90 days	74	1,526,242	0.24%
91 - 120 days	16	360,420	0.06%
Total	31,364	637,818,801	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	119	2,866,275	2,041	52,804,170
Standard terminations	37	636,670	393	7,102,541
Total retained by lessee	156	3,502,945	2,434	59,906,711
Returned Vehicles
Early terminations	1,015	17,218,409	6,211	106,014,616
Standard terminations	906	14,571,257	3,980	66,679,163
Total returned to dealer	1,921	31,789,666	10,191	172,693,779
Charged off leases / Repossessed vehicles	79	1,442,894	1,295	27,572,199
Repurchases	0	0	1	31,196
Other	0	0	0	0
Total terminations	2,156	36,735,505	13,921	260,203,885

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,442,894	27,572,199
less: Sales proceeds	1,528,543	25,632,153
less: Excess wear and excess mileage received	288	2,791
less: Other amounts received	21,929	483,451

Net Credit (Gain) Loss	(107,866)	1,453,804

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	31,578,298	171,582,108
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	32,789,755	180,532,659
less: Excess wear and excess mileage received	63,631	251,612
less: Other recovery amounts	20,601	442,355

Residual (Gain) Loss	(1,295,689)	(9,644,518)

	Current Period	Prev. Month
Prepay Speed	1.4872%	0.5960%

Return Rate based on Scheduled to Terminate(2)	148.4544%	93.6080%

Return Rate based on Terminated Leases(3)	89.1002%	87.5748%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.